Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table presents components of income (loss) from continuing operations before income taxes for the years ended December 31:

	2015	2014	2013
Domestic	$(56.6)	$(15.3)	$(193.1)
Foreign	102.4	170.0	51.3
Total	$45.8	$154.7	$(141.8)

Schedule of Components of Income Tax Expense (Benefit)
The following table presents the components of income tax (benefit) expense from continuing operations for the years ended December 31:

	2015	2014	2013
Current
U.S. federal	$(2.0)	$0.3	$3.2
Foreign	38.2	61.5	59.3
State and local	(0.6)	—	2.4
Total current	35.6	61.8	64.9
Deferred
U.S. federal	(38.3)	(2.6)	(20.2)
Foreign	(11.1)	(9.4)	9.7
State and local	0.1	(2.4)	(6.0)
Total deferred	(49.3)	(14.4)	(16.5)
Income tax (benefit) expense	$(13.7)	$47.4	$48.4

Schedule of Effective Income Tax Rate Reconciliation
Income tax (benefit) expense attributable to income (loss) from continuing operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pretax income (loss) from continuing operations. The following table presents these differences for the years ended December 31:

	2015	2014	2013
Statutory tax expense (benefit)	$16.0	$54.1	$(49.6)
Brazil non-taxable incentive	(4.2)	(15.5)	(7.8)
Valuation allowance	(0.7)	9.5	43.9
Brazil tax goodwill amortization	—	(1.5)	(3.8)
Foreign tax rate differential	(19.4)	(14.9)	(12.4)
Foreign subsidiary earnings	(9.1)	14.6	59.3
Accrual adjustments	1.5	2.2	5.8
Non-deductible goodwill	—	—	5.2
FCPA provision, nondeductible portion	—	—	5.4
Business tax credits	(1.4)	(2.4)	(2.1)
Non-deductible (non-taxable) items	4.2	—	5.4
Other	(0.6)	1.3	(0.9)
Income tax (benefit) expense	$(13.7)	$47.4	$48.4

Summary of Income Tax Contingencies
Details of the unrecognized tax benefits are as follows:

	2015	2014
Balance at January 1	$15.0	$16.6
Decreases related to prior year tax positions	(0.4)	0.3
Increases related to current year tax positions	0.9	0.7
Settlements	(0.2)	(2.5)
Reduction due to lapse of applicable statute of limitations	(2.2)	(0.1)
Balance at December 31	$13.1	$15.0

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

	2015	2014
Deferred tax assets
Accrued expenses	$40.8	$56.7
Warranty accrual	22.0	35.6
Deferred compensation	14.0	15.8
Allowance for doubtful accounts	11.9	9.1
Inventories	12.7	14.1
Deferred revenue	20.1	12.5
Pension and post-retirement benefits	70.4	73.0
Tax credits	62.5	33.4
Net operating loss carryforwards	58.5	68.9
Capital loss carryforwards	1.9	—
State deferred taxes	16.3	17.4
Other	12.1	3.4
	343.2	339.9
Valuation allowance	(63.9)	(88.0)
Net deferred tax assets	$279.3	$251.9

Deferred tax liabilities
Property, plant and equipment	$20.5	$18.3
Goodwill and intangible assets	17.6	17.5
Partnership interest	7.7	13.1
Undistributed earnings	7.3	14.3
Net deferred tax liabilities	53.1	63.2
Net deferred tax asset	$226.2	$188.7

Schedule of Deferred Income Taxes by Balance Sheet Account
Deferred income taxes reported in the consolidated balance sheets as of December 31 are as follows:

	2015	2014
Deferred income taxes - current assets	$168.8	$111.0
Deferred income taxes - long-term assets	65.3	86.5
Other current liabilities	(6.0)	(2.3)
Deferred income taxes - long-term liabilities	(1.9)	(6.5)
Net deferred tax asset	$226.2	$188.7